Goodwill, Other Intangible Assets and Out-of-market Contracts (Tables)	6 Months Ended
Jun. 30, 2026
Intangible Asset, Goodwill and Other [Abstract]
Schedule of Intangible Assets
Intangible assets as of December 31, 2025 consisted of the following:

(in thousands)	Gross carrying amount(1)	Accumulated amortization	Net intangible assets as of December 31, 2025
PPA contracts	$255,627	$(47,610)	$208,017
REC contracts	28,194	(1,650)	26,544
Trademarks	1,364	(631)	733
Channel partner relationships	47,071	(28,644)	18,427
Other intangible assets	2,219	—	2,219
Total intangible assets, net	$334,475	$(78,535)	$255,940
__________________
(1)Gross carrying amount is adjusted for any write offs or impairment charges due to the termination of the PPA contracts.
Intangible assets as of December 31, 2024 consisted of the following:

(in thousands)	Gross carrying amount(1)	Accumulated amortization	Net intangible assets as of December 31, 2024
PPA contracts	$361,512	$(64,820)	$296,692
REC contracts	46,235	(5,820)	40,415
Trademarks	1,364	(585)	779
Channel partner relationships	45,708	(23,433)	22,275
Other intangible assets	2,191	—	2,191
Total intangible assets, net	$457,010	$(94,658)	$362,352
__________________
(1)Gross carrying amount is adjusted for any write offs or impairment charges due to the termination of the PPA contracts.
Intangible assets as of June 30, 2026 consisted of the following:

(in thousands)	Gross carrying amount(1)	Accumulated amortization	Net intangible assets as of June 30, 2026
PPA contracts	$255,042	$(56,517)	$198,525
REC contracts	28,023	(1,732)	26,291
Trademarks	1,364	(673)	691
Channel partner relationships	47,071	(30,321)	16,750
Other intangible assets	5,340	(105)	5,235
Total intangible assets, net	$336,840	$(89,348)	$247,492
__________________
(1)Gross carrying amount is adjusted for any write offs or impairment charges due to the termination of PPA contracts.
Intangible assets as of December 31, 2025 consisted of the following:

(in thousands)	Gross carrying amount(1)	Accumulated amortization	Net intangible assets as of December 31, 2025
PPA contracts	$255,627	$(47,610)	$208,017
REC contracts	28,194	(1,650)	26,544
Trademarks	1,364	(631)	733
Channel partner relationships	47,071	(28,644)	18,427
Other intangible assets	2,219	—	2,219
Total intangible assets, net	$334,475	$(78,535)	$255,940
__________________
(1)Gross carrying amount is adjusted for any write offs or impairment charges due to the termination of the PPA contracts.

Schedule of Amortization Expense
The following table presents Depreciation expense recorded within Depreciation, amortization and accretion on the Consolidated Statements of Operations for the periods indicated below:

	Year ended December 31,
(in thousands)	2025	2024	2023
Depreciation expense	$73,891	$71,125	$113,899
The following table presents amortization expense for the intangible assets related to the favorable PPA and REC contracts recorded on the Consolidated Statements of Operations, including the Contract amortization, net that was recorded as a reduction to revenue in the Consolidated Statements of Operations for the periods indicated below:

	For the years ended December 31,
(in thousands)	2025	2024	2023
Total Favorable Amortization expense	$29,991	$36,577	40,792
Favorable Contract amortization as a reduction to revenue	26,099	28,445	31,571
The following table presents Depreciation expense recorded within Depreciation, amortization and accretion on the Consolidated Statements of Operations for the periods indicated below:

	Three months ended June 30,		Six months ended June 30,
(in thousands)	2026	2025	2026	2025
Depreciation expense	$14,689	$18,596	$29,787	$37,092
The following table presents amortization expense for the intangible assets related to the favorable PPA and REC contracts recorded on the Consolidated Statements of Operations, including the Contract amortization, net that was recorded as a reduction to revenue in the Consolidated Statements of Operations for the periods indicated below:

	Three months ended June 30,		Six months ended June 30,
(in thousands)	2026	2025	2026	2025
Total Favorable Amortization expense	$5,657	$5,608	$11,563	$14,961
Favorable Contract amortization as a reduction to revenue	4,867	6,064	9,738	13,034

Schedule of Out-of-market Contracts
The Company has PPA and REC contracts that were acquired in an unfavorable position (out-of-market contracts) recorded as liabilities. Out-of-market contract liabilities as of December 31, 2025 consisted of the following:

(in thousands)	Gross carrying amount	Accumulated amortization	Net out-of-market contracts as of December 31, 2025
PPA contracts	$(164,190)	$26,985	$(137,205)
REC contracts	(17,949)	15,346	(2,603)
Total out-of-market contracts, net	$(182,139)	$42,331	$(139,808)
Out-of-market contract liabilities as of December 31, 2024 consisted of the following:

(in thousands)	Gross carrying amount	Accumulated amortization	Net out-of-market contracts as of December 31, 2024
PPA contracts	$(198,629)	$23,127	$(175,502)
REC contracts	(19,763)	14,625	(5,138)
Total out-of-market contracts, net	$(218,392)	$37,752	$(180,640)
The Company has PPA and REC contracts that were acquired in an unfavorable position (out-of-market contracts) recorded as liabilities. Out-of-market contract liabilities as of June 30, 2026 consisted of the following:

(in thousands)	Gross carrying amount	Accumulated amortization	Net out-of-market contracts as of June 30, 2026
PPA contracts	$(164,190)	$30,964	$(133,226)
REC contracts	(3,043)	841	(2,202)
Total out-of-market contracts, net	$(167,233)	$31,805	$(135,428)
Out-of-market contract liabilities as of December 31, 2025 consisted of the following:

(in thousands)	Gross carrying amount	Accumulated amortization	Net out-of-market contracts as of December 31, 2025
PPA contracts	$(164,190)	$26,985	$(137,205)
REC contracts	(17,949)	15,346	(2,603)
Total out-of-market contracts, net	$(182,139)	$42,331	$(139,808)

Schedule of Out-of-market Contract Amortization Expense
The following table presents the contract amortization recorded as an increase to revenue related to out-of-market contract liabilities for the periods indicated below:

	Year ended December 31,
(in thousands)	2025	2024	2023
Out-of-market contract amortization(1)	$18,680	$14,145	23,511
__________________
(1)For the years ended December 31, 2025, 2024, and 2023, the out-of-market contract amortization includes out-of-market contract terminations of $6.9 million, nil, and $9.0 million, respectively.
The following table presents the contract amortization recorded as an increase to revenue related to out-of-market contract liabilities for the periods indicated below:

	Three months ended June 30,		Six months ended June 30,
(in thousands)	2026	2025	2026	2025
Out-of-market contract amortization(1)	$2,152	$2,997	$4,564	$6,818
__________________
(1)For the six months ended June 30, 2026 and 2025, the out-of-market contract amortization includes out-of-market contract terminations of nil and $6.1 million, respectively.

Schedule of Amortization Expense of Finite-Lived Intangible Assets and Out-of-market Contracts, Net
The following table presents the total amortization expense related to the Company’s finite-lived intangible asset and liabilities, net, which includes contract amortization on PPA and REC contract intangible assets and out-
of-market contracts, net and amortization expense on channel partner relationships and trademark intangible assets for the periods indicated:

	Year ended December 31,
(in thousands)	2025	2024	2023
Amortization expense on channel partner relationships and trademark intangible assets, net	$3,893	$8,131	$9,221
Contract amortization on PPA and REC contracts, intangible assets and out-of-market contracts, net	7,419	14,301	8,060
Total amortization expense related to intangible assets and liabilities, net	$11,312	$22,432	$17,281
The following table presents the total amortization expense related to the Company’s finite-lived intangible asset and liabilities, net, which includes contract amortization on PPA and REC contract intangible assets and out-of-market contracts, net and amortization expense on channel partner relationships and trademark intangible assets for the periods indicated:

	Three months ended June 30,		Six months ended June 30,
(in thousands)	2026	2025	2026	2025
Amortization expense on channel partner relationships and trademark intangible assets, net	$790	$(456)	$1,825	$1,927
Contract amortization on PPA and REC contracts, intangible assets and out-of-market contracts, net	2,715	3,067	5,174	146
Total amortization expense related to intangible assets and liabilities, net	$3,505	$2,611	$6,999	$2,073

Schedule of Estimated Future Annual Amortization Expense
Estimated future amortization expense, net for the above amortizable intangible assets and out-of-market contracts for each of the next five years and thereafter are as follows:

(in thousands)
Year ended December 31,	Amortization Expense
2026	$11,810
2027	11,554
2028	11,506
2029	11,413
2030	11,317
Thereafter	58,532
Total	$116,132
Estimated future amortization expense, net for the above amortizable intangible assets and out-of-market contracts for each of the next five years and thereafter are as follows:

(in thousands)
Period ended June 30,	Amortization Expense
2026-2027	$11,787
2027-2028	11,680
2028-2029	11,680
2029-2030	11,492
2030-2031	10,418
Thereafter	55,007
Total	$112,064